34. Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Balances And Transactions With Related Parties Tables Abstract
Schedule of consolidated balances of transactions
	Assets
	2018	2017
Telecom Italia Sparkle (2)	2,877	1,416
TI Sparkle (5)	804	1,544
TIM Brasil (7)	13,993	13,619
Gruppo Havas (9)	75,600	115,840
Other	1,092	709
Total	94,366	133,128

	Liabilities
	2018	2017

Telecom Italia S.p.A. (3)	89,433	35,288
Telecom Italia Sparkle (2)	11,895	10,686
TI Sparkle (5)	4,174	9,223
TIM Brasil	6,044	4,903
Vivendi Group (8)	4,745	6,430
Gruppo Havas (9)	62,686	29,008
Other	107	107
Total	179,084	95,645

Revenues

	2018	2017	2016

Telecom Italia S.p.A. (3)	858	665	3,090
Telecom Argentina Group (1)	-	-	8,232
Telecom Italia Sparkle (2)	5,809	5,281	4,694
TI Sparkle (5)	904	692	1,627
Total	7,571	6,638	17,643

	Costs/Expenses
	2018	2017	2016

Telecom Italia S.p.A. (3)	62,976	8,440	6,801
Telecom Italia Sparkle (2)	30,123	26,775	39,913
Telecom Argentina Group (1)			713
TI Sparkle (5)	18,035	30,734	52,938
Generali (6)	-	3,254	194
Vivendi Group (8)	9,439	16,361	8,075
Gruppo Havas (9)	301,752	127,730	1,834
Italtel (4)	-	3,102	-
Total	422,325	216,396	110,468

(1)                  These amounts refer to roaming, value-added services (“VAS”), international voice data – wholesale, among others. The “Telecom Argentina Group” consists of the companies Telecom Personal, Telecom Argentina and Nucleo. On March 8, 2016, Telecom Italia concluded the sale of its 100% interest in Telecom Argentina Group.

(2)                  These amounts refer to roaming, VAS, assignment of means and international voice data - wholesale.

(3)                  These amounts refer to international roaming, technical post-sales assistance and VAS.

(4)                  The amounts refer to the development and maintenance of software used for invoicing for telecommunications services.

(5)                  The amounts refer to the leasing of links and EILD, lease of means (submarine cables) and signaling services.

(6)                  The amounts refer to insurance coverage taken out for operating risks, civil liability and health insurance, among others.

(7)                  The amounts refer mainly to judicial deposits related to labor proceedings.

(8)                  The amounts refer to VAS.

(9)                  The amounts refer to publicity services.